Events (Unaudited) Subsequent To The Date Of The Independent Auditor's Report - Significant New Business (Details) - USD ($) $ in Thousands	Jun. 03, 2021	Feb. 05, 2021	Jan. 08, 2021	Jun. 01, 2020
CNA
Business Acquisition [Line Items]
Total Assets Assumed		$ 651,736
Deferred Charge Asset		105,479
Total Liabilities Assumed		$ 757,215
Liberty Mutual
Business Acquisition [Line Items]
Total Assets Assumed			$ 363,159
Deferred Charge Asset			25,402
Total Liabilities Assumed			$ 388,561
Hiscox
Business Acquisition [Line Items]
Total Liabilities Assumed	$ 520,000
AXA Group
Business Acquisition [Line Items]
Total Assets Assumed				$ 179,681
Total Liabilities Assumed				$ 179,681